OTHER PAYABLES AND ACCRUED LIABILITIES	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2020	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
OTHER PAYABLES AND ACCRUED LIABILITIES

13. OTHER PAYABLES AND ACCRUED LIABILITIES

	As of June 30, 2021	As of December 31, 2020
Professional fees	$151,269	$297,636
Promotion expenses	36,259	37,433
Payroll	22,730	23,976
Commissions	231,603	224,711
Others	63,689	63,921
Total	$505,550	$647,677

AGAPE ATP CORPORATION

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(UNAUDITED)

(Currency expressed in United States Dollars (“US$”), except for number of shares)

13. OTHER PAYABLES AND ACCRUED LIABILITIES

	As of December 31, 2020	As of December 31, 2019
Professional fees	$297,636	$58,594
Promotion expenses	37,433	-
Payroll	23,976	-
Commission	224,711	-
Others	63,921	18,652
Total	$647,677	$77,246

AGAPE ATP CORPORATION

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Currency expressed in United States Dollars (“US$”), except for number of shares)

Superior Living SDN. BHD. [Member] | March 31, 2020 [Member]
OTHER PAYABLES AND ACCRUED LIABILITIES

8 – OTHER PAYABLES AND ACCRUED LIABILITIES

Other payables and accrued liabilities consist of the following:

	March 31, 2020	December 31, 2019

Payables to non-trade vendors and service providers	$209,096	$252,902

Superior Living SDN. BHD. [Member] | December 31, 2019 [Member]
OTHER PAYABLES AND ACCRUED LIABILITIES

8 - OTHER PAYABLES AND ACCRUED LIABILITIES

Other payables and accrued liabilities consist of the following:

	December 31, 2019	December 31, 2018
Payables to non-trade vendors and service providers	$252,902	$968,547